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91-1598

SECURITIES AND EXCHANGE COMMISSION RECEIVED APR 2007 DIVISION OF MARKET REGULATION

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**
**FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I — Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:
**Investment Company Units**

4. Name of Underlying Instrument:
**S&P/Citigroup BMI Emerging Markets Index**

07052804

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**GMM**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**Amman Stock Exchange, Bolsa de Volores de Colombia, Bolsa de Comercio de Santiago (CHILE), Bolsa Mexicana de Valores, Bombay Stock Exchange, Bovespa (State of São Paulo Stock Exchange), Cairo & Alexandria Stock Exchange, Casablanca Stock Exchange, Chi-x Limited, GreTai Securities Market, Istanbul Stock Exchange, Jakarta Stock Exchange, JSE Securities Exchange / Johannesburg Stock Exchange (JSE), Karachi Stock Exchange, Kuala Lumpur Stock Exchange (Bursa Malaysia), Milan Stock Exchange (Borsa Italiana, Micex Stock Exchange, Nigeria Stock Exchange, Nasdaq Stock Market, New York Stock Exchange, National Stock Exchange of India, RTS Stock Exchange, Philippine Stock Exchange, Shanghai Stock Exchange, Stock Exchange of Thailand, Taiwan Stock Exchange, Tel-Aviv Stock Exchange, Virt-x Exchange Limited, Warsaw Stock Exchange**

8. Settlement Methodology of New Derivative Securities Product:
**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not applicable.**

**Part II — Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Mary Yeager**

Title:
**Corporate Secretary**

PROCESSED
MAY 08 2007
THOMSON FINANCIAL

Telephone Number:
**(212) 656-2062**

Manual Signature of Official Responsible for Form:

Mary Yeager

Date:
**April 17, 2007**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | APR 18 |

SEC 2449 (1/99)

END